Related Parties	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related Parties	Related parties
Significant shareholders
The significant shareholders of the Company are Banco Bilbao Vizcaya Argentaria, S.A. (BBVA), CaixaBank, S.A. and Blackrock, Inc., with stakes in Telefónica, S.A. of 4.96%, 4.70% and 4.68%, respectively at December 31, 2020.
During 2020 and 2019, the Group carried out no significant transactions with Blackrock, Inc. other than the corresponding dividends paid.
The following is a summary of significant transactions between the Telefónica Group and BBVA and Caixabank companies. All transactions were carried out at market prices:

Millions of euros
2020	BBVA	Caixabank
Finance costs	15	3
Receipt of services	6	15
Purchase of goods	—	60
Other expenses	4	—
Total costs	25	78
Finance income	20	—
Dividends received (1)	7	N/A
Services rendered	21	53
Sale of goods	10	52
Other income	4	—
Total revenues	62	105
Purchase of assets	—	2
Finance arrangements: loans, capital contributions and others (borrower)	318	25
Finance arrangements: loans and capital contributions (lessee)	—	2
Guarantees	148	89
Commitments	—	104
Finance arrangements: loans and capital contributions (lender)	294	273
Dividends paid	125	126
Factoring operations	—	477
(1) At December 31, 2020, Telefónica held a 0.66% stake (0.66% stake at December 31, 2019) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

The nominal value of outstanding derivatives held with BBVA and Caixabank in 2020 amounted to 10,537 million euros and 542 million euros, respectively (14,553 million euros held with BBVA and 557 million euros held with Caixabank in 2019). As explained under Derivatives policy in Note 19, this figure is inflated by the use in some cases of several levels of derivatives applied to the nominal value of a single underlying. The net fair value of these same derivatives in the statement of financial position is 201 million euros and -11 million euros, respectively at December 31, 2020 (491 million euros and -2 million euros, respectively, at December 31, 2019). Additionally, at December 31, 2020, collateral guarantees on derivatives from BBVA and Caixabank have been received, amounting to 164 million euros and 10 million euros, respectively (276 million euros and 19 million euros respectively at December 31, 2019).

Millions of euros
2019	BBVA	Caixabank
Finance costs	32	7
Receipt of services	8	8
Purchase of goods	—	62
Other expenses	4	—
Total costs	44	77
Finance income	27	—
Dividends received	11	N/A
Services rendered	13	63
Sale of goods	9	49
Other income	1	—
Total revenues	61	112
Purchase of goods	—	4
Finance arrangements: loans and capital contributions (borrower)	568	116
Finance arrangements: loans and capital contributions (lessee)	—	5
Guarantees	169	91
Commitments	—	89
Finance arrangements: loans and capital contributions (lender)	608	675
Dividends	121	108
Factoring operations	904	—

Until July 30, 2020, BBVA Bancomer, Institución de Banca Múltiple, Grupo Financiero Bancomer (subsidiary of Banco Bilbao Vizcaya Argentaria, S.A.) held a shareholding together with Telefónica Móviles México, S.A. de C.V. (subsidiary of Telefónica, S.A.) in Adquira México, S.A. de C.V. On the said date, July 30, 2020, Telefónica Móviles México, S.A. de C.V. sold to Openpay, S.A. de C.V. (company within BBVA Group) its shareholding in Adquira México, S.A. de C.V.

Similarly, on November 20, 2020, Telefónica Digital España, S.L.U. and Compañía Chilena de Inversiones, S.L., an affiliated company of BBVA, entered into a joint venture agreement related to the incorporation of a subsidiary in Colombia with the aim of commercializing loans to consumers and SME in such country.

Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 10.
During 2020 and 2019, the Directors and senior executives performed no transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 29.g and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions for these types of insurance and a premium attributable to 2020 of 2,654,581 euros (1,969,090 euros in 2019). This scheme provides coverage for Telefónica, S.A. and its subsidiaries in certain cases.

Certain Telefónica Group subsidiaries performed transactions in 2020 with Global Dominion Access Group, entity related to Director Mr. José Riberas Mera, related to the Group´s ordinary course of business, mainly in Telefónica de España amounting to 11 million euros (27 million euros in 2019).

On September 25, 2020, Telefónica Digital España, S.L.U. and ASTI Mobile Robotics, S.A., entity related to Director Ms. Verónica Pascual Boé, signed a Framework Agreement, the purpose of which is to establish the commercial, economic and legal conditions that will apply to those operators of the Telefónica Group that may be interested in acquiring Automated Guided Vehicles (AGVs), as well as other complementary services manufactured and marketed by ASTI. During 2020, no commercial transactions have materialised between the parties that have generated economic amounts.In the year 2015 a "joint venture" with China Unicom was incorporated, for the development of Big Data Services in China, using the "Smart Steps" technology developed by Telefónica. Telefónica's stake at that time in this company was 45% held by Telefónica Digital España, S.L., with China Unicom Big Data Limited Corporation owning the remaining 55% stake. Moreover, in the year 2019 it came to pass the entry of a third shareholder in the “joint venture” by way of a capital increase fully suscribed by Suqian Xindongteng Business Service Co., Ltd, controlled by JD.com (reaching a shareholding of 16.67% of the capital share of the aforementioned "joint venture") with the consequent dilution of the then shareholders (Telefónica now holds 37.5%).